Warrants - Schedule of Black-Scholes valuation of warrants granted (Details) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Warrants [Abstract]
Exercise price	$ 0.624	$ 0.57
Share price on grant date	$ 0.47	$ 0.43
Risk-free interest rate	2.85%	1.46%
Expected life of warrants	3 years	1 year 10 months 13 days
Annualized volatility	100.00%	100.00%